Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Renewable Energy Credits (Note 9 (viii))	$ 88	$ 62
Other investments	34	29
Deferred compensation plan	26	24
Other	116	109
Other assets	552	480
BEL
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	76	73
Wataynikaneyap Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	43	22
Supplemental Executive Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	143	130
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	$ 26	$ 31